Accounts Receivables - Concessions (Details 3) - Bonus From The Grant Of Concession Agreements Under The Quota System [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	R$ 730,851	R$ 671,204
Transfers to electricity grid use charges - customers	(82,458)	(74,835)
Interest (Note 32.1)	118,439	134,482
Balance as of December 31, 2022	R$ 766,832	R$ 730,851